Average Annual Total Returns			12 Months Ended	27 Months Ended	43 Months Ended
		May 29, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
BondBloxx BB Rated USD High Yield Corporate Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent			8.72%		6.95%
Performance Inception Date		May 24, 2022
BondBloxx BB Rated USD High Yield Corporate Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			6.32%		4.35%
BondBloxx BB Rated USD High Yield Corporate Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.11%		4.17%
BondBloxx BB Rated USD High Yield Corporate Bond ETF | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.30%		2.54%
BondBloxx BB Rated USD High Yield Corporate Bond ETF | Bloomberg US High Yield 300MM BB 2% Issuer Capped Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]
BondBloxx BB Rated USD High Yield Corporate Bond ETF | ICE BofA BB US Cash Pay HY Constrained Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		8.86%		7.14%
BondBloxx B Rated USD High Yield Corporate Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent			8.00%		7.54%
Performance Inception Date		May 24, 2022
BondBloxx B Rated USD High Yield Corporate Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			4.97%		4.23%
BondBloxx B Rated USD High Yield Corporate Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.67%		4.30%
BondBloxx B Rated USD High Yield Corporate Bond ETF | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.30%		2.54%
BondBloxx B Rated USD High Yield Corporate Bond ETF | Bloomberg US High Yield 300MM BB 2% Issuer Capped Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]
BondBloxx B Rated USD High Yield Corporate Bond ETF | ICE BofA BB US Cash Pay HY Constrained Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		8.22%		8.00%
BondBloxx CCC Rated USD High Yield Corporate Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent			7.60%		10.04%
Performance Inception Date		May 24, 2022
BondBloxx CCC Rated USD High Yield Corporate Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.32%		5.23%
BondBloxx CCC Rated USD High Yield Corporate Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.40%		5.51%
BondBloxx CCC Rated USD High Yield Corporate Bond ETF | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.30%		2.54%
BondBloxx CCC Rated USD High Yield Corporate Bond ETF | Bloomberg US High Yield 300MM BB 2% Issuer Capped Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]
BondBloxx CCC Rated USD High Yield Corporate Bond ETF | ICE BofA BB US Cash Pay HY Constrained Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]		8.24%		10.80%
BondBloxx USD High Yield Bond Sector Rotation ETF
Prospectus [Line Items]
Average Annual Return, Percent			7.80%	9.23%
Performance Inception Date		Sep. 18, 2023
BondBloxx USD High Yield Bond Sector Rotation ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			4.89%	6.08%
BondBloxx USD High Yield Bond Sector Rotation ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.56%	5.70%
BondBloxx USD High Yield Bond Sector Rotation ETF | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.30%	5.97%
BondBloxx USD High Yield Bond Sector Rotation ETF | Bloomberg US High Yield 300MM BB 2% Issuer Capped Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4]		8.62%	10.11%
BondBloxx USD High Yield Bond Sector Rotation ETF | ICE BofA BB US Cash Pay HY Constrained Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4]		8.55%	10.00%

[1]	The ICE BofA BB US Cash Pay HY Constrained Index was the benchmark for the Fund from May 24, 2022, to June 30, 2026. Effective June 30, 2026, the Bloomberg US High Yield 300MM BB 2% Issuer Capped Index became the benchmark for the Fund. The Bloomberg US High Yield 300MM BB 2% Issuer Capped Index was recently established and has limited performance information.
[2]	The ICE BofA Single-B US Cash Pay HY Constrained Index was the benchmark for the Fund from May 24, 2022, to June 30, 2026. Effective June 30, 2026, the Bloomberg US High Yield 300MM B 2% Issuer Capped Index became the benchmark for the Fund. The Bloomberg US High Yield 300MM B 2% Issuer Capped Index was recently established and has limited performance information.
[3]	The ICE CCC US Cash Pay HY Constrained Index was the benchmark for the Fund from May 24, 2022, to June 30, 2026. Effective June 30, 2026, the Bloomberg US High Yield 300MM CCC 2% Issuer Capped Index became the benchmark for the Fund. The Bloomberg US High Yield 300MM CCC 2% Issuer Capped Index was recently established and has limited performance information.
[4]	The ICE BofA US Cash Pay High Yield Constrained Index was the benchmark for the Fund from September 18, 2023, to June 30, 2026. Effective June 30, 2026, the Bloomberg US Corporate High Yield Index became the benchmark for the Fund.